Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events

23.      Subsequent events:

(a)

On January 4, 2021, the Company declared quarterly dividends of $0.496875, $0.515625, $0.512500, $0.492188 and $0.500000 per Series D, Series E, Series G, Series H and Series I preferred share, respectively, representing a total distribution of $16,763,000 to all shareholders of record on January 29, 2021.

(b)	On January 4, 2021, the Company declared a quarterly dividend of $0.125 per common share to all shareholders of record as of January 20, 2021.
(c)

In January 2021, the Company made repayment of $69,166,000 upon early termination of a sale-leaseback financing arrangement secured by one 11000 TEU vessel. In March 2021, the Company entered into a new sales-leaseback financing arrangement of $83,700,000, secured by the same 11000 TEU vessel.

(d)	In February 2021, the Company issued $200,000,000 of senior unsecured sustainability-linked notes in the Nordic bond market. The notes will mature in February 2024 and bear interest at 6.5% per annum.
(e)

In February 2021, the Company entered into shipbuilding contracts for the construction of two 24000 TEU ultra-modern containership newbuilds for an aggregate purchase price of $287,400,000, net of commissions receivable.

(f)

In February 2021, the Company entered into shipbuilding contracts for the construction of ten 15000 TEU dual-fuel liquefied natural gas containership newbuilds, including a firm purchase of five vessels and an option to construct an additional five similar vessels. In March 2021, the Company exercised the option to construct the additional five similar vessels. The aggregate purchase price of the ten vessels is $1,399,010,000, net of commissions receivable.

(g)

In February 2021, the Company entered into shipbuilding contracts for the construction of twelve high-quality newbuild scrubber-fitted containerships, including firm orders for four 12000 TEU, and four 15000 TEU, plus an option for four additional 15000 TEU vessels. The aggregate purchase price of the eight firm order vessels is $806,400,000, net of address commissions.

(h)

In February 2021, the Company entered into an agreement to acquire two young, high-quality 15000 TEU scrubber-fitted containerships for an aggregate purchase price of $254,000,000. The vessels and the attached charters are expected to be delivered in the second quarter of 2021.

(i)

In March 2021, the Company entered into shipbuilding contracts for the construction of six 15000 TEU scrubber-fitted newbuild containerships for an aggregate purchase price of $697,800,000, net of address commissions.